Borrowings and financing (Details 8) R$ in Thousands	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	R$ 3,697
Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	768
Brazilian Development Bank – BNDES [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	30
Inter-American Development Bank (IDB) [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	886
International Bank for Reconstruction and Development (IBRD) [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	1,060
BTG Pactual Bank [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	949
Other Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	R$ 4